Digital Assets (Details) - Schedule of company generated bitcoins primarily through mining services - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Company Generated Bitcoins Primarily Through Mining Services Abstract
Opening balance
Receipt of bitcoins from mining services	16,496
Receipt of bitcoins from hash power rental	903
Exchange of BTC into USDT	(16,751)
Impairment of bitcoins	(22)
Ending balance	¥ 626